UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       SEPTEMBER 30, 2006
                                               ---------------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):       [   ]   is a restatement.
                                             [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         CAMBRIDGE INVESTMENTS, LTD.
Address:      802 WEST BROADWAY
              JACKSON, WYOMING  83001


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:

/S/ JOHN R. TOZZI             JACKSON, WYOMING             NOVEMBER 21, 2006
-----------------             ----------------             -----------------
  [Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                        0
                                                 -------------

Form 13F Information Table Entry Total:                   13
                                                 -------------

Form 13F Information Table Value Total:              $403,418
                                                 ------------
                                                  (thousands)




List of Other Included Managers:

{None}

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


       Form 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD 9/30/06

              COLUMN 1       COLUMN 2   COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
                                                                    SHRS
                             TITLE OF                 VALUE        OR PRN   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP       (X1000)       AMOUNT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED    NONE
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
BAKER HUGHES INC             COMMON     057224107      29,719      435,767               SOLE                435,767
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BJ SVCS CO                   COMMON     055482103      28,527      946,788               SOLE                946,788
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CAMERON INTERNATIONAL CORP   COMMON     13342B AB 1    29,537      611,399               SOLE                611,399
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ENSCO INTL INC               COMMON     26874Q100      50,966    1,162,803               SOLE              1,162,803
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GLOBAL SANTE FE              COMMON     G3930E101      31,285      625,832               SOLE                625,832
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HALLIBURTON                  COMMON     406216101      46,289    1,627,038               SOLE              1,627,038
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EVERGREEN ENERGY INC.        COMMON     30024B104      20,744    1,938,670               SOLE              1,938,670
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NABORS INDS LTD              COMMON     G6359F 10 3    18,434      619,634               SOLE                619,634
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NOBLE DRILLING CORP          COMMON     G65422100      20,865      325,106               SOLE                325,106
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NATIONAL OILWELL             COMMON     637071101      33,789      577,095               SOLE                577,095
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TRANSOCEAN SEDCO FOREX INC   ORD        G90078109      34,474      470,761               SOLE                470,761
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SMITH INTL INC               COMMON     832110100      14,787      381,111               SOLE                381,111
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SLUMBERGER                   COMMON     806857108      44,002      709,362               SOLE                709,362
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                                                     403,418
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